Shareholder Report, Holdings (Details)	Jun. 30, 2024
Invesco Oppenheimer V.I. International Growth Fund Series I | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Invesco Oppenheimer V.I. International Growth Fund Series I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Invesco Oppenheimer V.I. International Growth Fund Series I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Oppenheimer V.I. International Growth Fund Series I | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Invesco Oppenheimer V.I. International Growth Fund Series I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Invesco Oppenheimer V.I. International Growth Fund Series I | Epiroc AB, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Invesco Oppenheimer V.I. International Growth Fund Series I | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Oppenheimer V.I. International Growth Fund Series I | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Invesco Oppenheimer V.I. International Growth Fund Series I | Atlas Copco AB, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Invesco Oppenheimer V.I. International Growth Fund Series I | Hermes International S.C.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Invesco Oppenheimer V.I. International Growth Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco Oppenheimer V.I. International Growth Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Invesco Oppenheimer V.I. International Growth Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco Oppenheimer V.I. International Growth Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Oppenheimer V.I. International Growth Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Oppenheimer V.I. International Growth Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco Oppenheimer V.I. International Growth Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Oppenheimer V.I. International Growth Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Oppenheimer V.I. International Growth Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Oppenheimer V.I. International Growth Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco Oppenheimer V.I. International Growth Fund Series II | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Invesco Oppenheimer V.I. International Growth Fund Series II | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Invesco Oppenheimer V.I. International Growth Fund Series II | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Oppenheimer V.I. International Growth Fund Series II | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Invesco Oppenheimer V.I. International Growth Fund Series II | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Invesco Oppenheimer V.I. International Growth Fund Series II | Epiroc AB, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Invesco Oppenheimer V.I. International Growth Fund Series II | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Oppenheimer V.I. International Growth Fund Series II | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Invesco Oppenheimer V.I. International Growth Fund Series II | Atlas Copco AB, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Invesco Oppenheimer V.I. International Growth Fund Series II | Hermes International S.C.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Invesco Oppenheimer V.I. International Growth Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco Oppenheimer V.I. International Growth Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Invesco Oppenheimer V.I. International Growth Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco Oppenheimer V.I. International Growth Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Oppenheimer V.I. International Growth Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Oppenheimer V.I. International Growth Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco Oppenheimer V.I. International Growth Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Oppenheimer V.I. International Growth Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Oppenheimer V.I. International Growth Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Oppenheimer V.I. International Growth Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. American Franchise Fund Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%	[1]
Invesco V.I. American Franchise Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%	[1]
Invesco V.I. American Franchise Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[1]
Invesco V.I. American Franchise Fund Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[1]
Invesco V.I. American Franchise Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[1]
Invesco V.I. American Franchise Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco V.I. American Franchise Fund Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco V.I. American Franchise Fund Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. American Franchise Fund Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[1]
Invesco V.I. American Franchise Fund Series I | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. American Franchise Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. American Franchise Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco V.I. American Franchise Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. American Franchise Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Invesco V.I. American Franchise Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. American Franchise Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. American Franchise Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. American Franchise Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. American Franchise Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. American Franchise Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Invesco V.I. American Franchise Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%	[1]
Invesco V.I. American Franchise Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%	[1]
Invesco V.I. American Franchise Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[1]
Invesco V.I. American Franchise Fund Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[1]
Invesco V.I. American Franchise Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[1]
Invesco V.I. American Franchise Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco V.I. American Franchise Fund Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco V.I. American Franchise Fund Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. American Franchise Fund Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[1]
Invesco V.I. American Franchise Fund Series II | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. American Franchise Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. American Franchise Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco V.I. American Franchise Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. American Franchise Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Invesco V.I. American Franchise Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. American Franchise Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. American Franchise Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. American Franchise Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. American Franchise Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. American Franchise Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Invesco V.I. American Value Fund Series I | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[2]
Invesco V.I. American Value Fund Series I | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[2]
Invesco V.I. American Value Fund Series I | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[2]
Invesco V.I. American Value Fund Series I | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[2]
Invesco V.I. American Value Fund Series I | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[2]
Invesco V.I. American Value Fund Series I | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
Invesco V.I. American Value Fund Series I | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[2]
Invesco V.I. American Value Fund Series I | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[2]
Invesco V.I. American Value Fund Series I | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. American Value Fund Series I | KBR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[2]
Invesco V.I. American Value Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco V.I. American Value Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. American Value Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. American Value Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. American Value Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Invesco V.I. American Value Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. American Value Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. American Value Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. American Value Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. American Value Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. American Value Fund Series II | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[2]
Invesco V.I. American Value Fund Series II | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[2]
Invesco V.I. American Value Fund Series II | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[2]
Invesco V.I. American Value Fund Series II | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[2]
Invesco V.I. American Value Fund Series II | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[2]
Invesco V.I. American Value Fund Series II | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
Invesco V.I. American Value Fund Series II | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[2]
Invesco V.I. American Value Fund Series II | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[2]
Invesco V.I. American Value Fund Series II | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. American Value Fund Series II | KBR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[2]
Invesco V.I. American Value Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco V.I. American Value Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. American Value Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. American Value Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. American Value Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Invesco V.I. American Value Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. American Value Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. American Value Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. American Value Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. American Value Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Balanced-Risk Allocation Fund Series I
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
Percent of Total Long Exposure	138.36%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series I | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.09%	[3]
Percent of Total Long Exposure	59.49%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.68%	[3]
Percent of Total Long Exposure	46.61%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.23%	[3]
Percent of Total Long Exposure	32.26%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series II
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
Percent of Total Long Exposure	138.36%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.09%	[3]
Percent of Total Long Exposure	59.49%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.68%	[3]
Percent of Total Long Exposure	46.61%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.23%	[3]
Percent of Total Long Exposure	32.26%	[4]
Invesco V.I. Balanced-Risk Allocation Fund Series II | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Invesco V.I. Balanced-Risk Allocation Fund Series II | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Invesco V.I. Balanced-Risk Allocation Fund Series II | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Invesco V.I. Capital Appreciation Fund Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Capital Appreciation Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco V.I. Capital Appreciation Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Capital Appreciation Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Capital Appreciation Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Invesco V.I. Capital Appreciation Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco V.I. Capital Appreciation Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Capital Appreciation Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Capital Appreciation Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Capital Appreciation Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Capital Appreciation Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco V.I. Capital Appreciation Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Capital Appreciation Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco V.I. Capital Appreciation Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Capital Appreciation Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Capital Appreciation Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Invesco V.I. Capital Appreciation Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco V.I. Capital Appreciation Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Capital Appreciation Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Capital Appreciation Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Capital Appreciation Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Capital Appreciation Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco V.I. Comstock Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[2]
Invesco V.I. Comstock Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[2]
Invesco V.I. Comstock Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. Comstock Fund Series I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[2]
Invesco V.I. Comstock Fund Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[2]
Invesco V.I. Comstock Fund Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[2]
Invesco V.I. Comstock Fund Series I | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[2]
Invesco V.I. Comstock Fund Series I | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Invesco V.I. Comstock Fund Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[2]
Invesco V.I. Comstock Fund Series I | Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[2]
Invesco V.I. Comstock Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Invesco V.I. Comstock Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Comstock Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco V.I. Comstock Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Comstock Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Comstock Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Invesco V.I. Comstock Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Comstock Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Invesco V.I. Comstock Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Comstock Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Comstock Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Comstock Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Comstock Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[2]
Invesco V.I. Comstock Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[2]
Invesco V.I. Comstock Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. Comstock Fund Series II | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[2]
Invesco V.I. Comstock Fund Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[2]
Invesco V.I. Comstock Fund Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[2]
Invesco V.I. Comstock Fund Series II | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[2]
Invesco V.I. Comstock Fund Series II | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Invesco V.I. Comstock Fund Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[2]
Invesco V.I. Comstock Fund Series II | Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[2]
Invesco V.I. Comstock Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
Invesco V.I. Comstock Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Comstock Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Invesco V.I. Comstock Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Comstock Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.78%
Invesco V.I. Comstock Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Comstock Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Invesco V.I. Comstock Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Comstock Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Comstock Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Comstock Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Comstock Fund Series II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Core Equity Fund Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Invesco V.I. Core Equity Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
Invesco V.I. Core Equity Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Core Equity Fund Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Invesco V.I. Core Equity Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Invesco V.I. Core Equity Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Invesco V.I. Core Equity Fund Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Invesco V.I. Core Equity Fund Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Invesco V.I. Core Equity Fund Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Invesco V.I. Core Equity Fund Series I | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Invesco V.I. Core Equity Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Invesco V.I. Core Equity Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Invesco V.I. Core Equity Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
Invesco V.I. Core Equity Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.88%
Invesco V.I. Core Equity Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Invesco V.I. Core Equity Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%
Invesco V.I. Core Equity Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Invesco V.I. Core Equity Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Invesco V.I. Core Equity Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Invesco V.I. Core Equity Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Core Equity Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Invesco V.I. Core Equity Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Invesco V.I. Core Equity Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Invesco V.I. Core Equity Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
Invesco V.I. Core Equity Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Core Equity Fund Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Invesco V.I. Core Equity Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Invesco V.I. Core Equity Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Invesco V.I. Core Equity Fund Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Invesco V.I. Core Equity Fund Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Invesco V.I. Core Equity Fund Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Invesco V.I. Core Equity Fund Series II | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Invesco V.I. Core Equity Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco V.I. Core Equity Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco V.I. Core Equity Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco V.I. Core Equity Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Invesco V.I. Core Equity Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Core Equity Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Core Equity Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Core Equity Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Core Equity Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Core Equity Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Core Equity Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Core Equity Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. Core Plus Bond Fund Series I | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco V.I. Core Plus Bond Fund Series I | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Core Plus Bond Fund Series I | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Core Plus Bond Fund Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Invesco V.I. Core Plus Bond Fund Series I | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Invesco V.I. Core Plus Bond Fund Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Core Plus Bond Fund Series II [Member] | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco V.I. Core Plus Bond Fund Series II [Member] | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Core Plus Bond Fund Series II [Member] | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Core Plus Bond Fund Series II [Member] | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Invesco V.I. Core Plus Bond Fund Series II [Member] | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Invesco V.I. Core Plus Bond Fund Series II [Member] | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[2]
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[2]
Invesco V.I. Diversified Dividend Fund Series I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Diversified Dividend Fund Series I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[2]
Invesco V.I. Diversified Dividend Fund Series II [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Diversified Dividend Fund Series II [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Baker Hughes Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Caesars Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Baker Hughes Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Caesars Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[2]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Invesco V.I. Equity and Income Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[2]
Invesco V.I. Equity and Income Fund Series I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[2]
Invesco V.I. Equity and Income Fund Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[2]
Invesco V.I. Equity and Income Fund Series I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[2]
Invesco V.I. Equity and Income Fund Series I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
Invesco V.I. Equity and Income Fund Series I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[2]
Invesco V.I. Equity and Income Fund Series I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Invesco V.I. Equity and Income Fund Series I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[2]
Invesco V.I. Equity and Income Fund Series I | Parker Hannifin Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[2]
Invesco V.I. Equity and Income Fund Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[2]
Invesco V.I. Equity and Income Fund Series I | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Equity and Income Fund Series I | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Equity and Income Fund Series I | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Equity and Income Fund Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Invesco V.I. Equity and Income Fund Series I | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Equity and Income Fund Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
INVESCO V.I. EQUITY AND INCOME FUND Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Parker Hannifin Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[2]
INVESCO V.I. EQUITY AND INCOME FUND Series II | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
INVESCO V.I. EQUITY AND INCOME FUND Series II | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
INVESCO V.I. EQUITY AND INCOME FUND Series II | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INVESCO V.I. EQUITY AND INCOME FUND Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
INVESCO V.I. EQUITY AND INCOME FUND Series II | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESCO V.I. EQUITY AND INCOME FUND Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco V.I. EQV International Equity Fund Series I | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Invesco V.I. EQV International Equity Fund Series I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Invesco V.I. EQV International Equity Fund Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Invesco V.I. EQV International Equity Fund Series I | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Invesco V.I. EQV International Equity Fund Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. EQV International Equity Fund Series I | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Invesco V.I. EQV International Equity Fund Series I | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Invesco V.I. EQV International Equity Fund Series I | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Invesco V.I. EQV International Equity Fund Series I | CGI, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Invesco V.I. EQV International Equity Fund Series I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Invesco V.I. EQV International Equity Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Invesco V.I. EQV International Equity Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. EQV International Equity Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco V.I. EQV International Equity Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco V.I. EQV International Equity Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. EQV International Equity Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. EQV International Equity Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco V.I. EQV International Equity Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. EQV International Equity Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco V.I. EQV International Equity Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INVESCO V.I. EQV International Equity Fund Series II | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
INVESCO V.I. EQV International Equity Fund Series II | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
INVESCO V.I. EQV International Equity Fund Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
INVESCO V.I. EQV International Equity Fund Series II | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
INVESCO V.I. EQV International Equity Fund Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
INVESCO V.I. EQV International Equity Fund Series II | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
INVESCO V.I. EQV International Equity Fund Series II | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
INVESCO V.I. EQV International Equity Fund Series II | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
INVESCO V.I. EQV International Equity Fund Series II | CGI, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
INVESCO V.I. EQV International Equity Fund Series II | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
INVESCO V.I. EQV International Equity Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
INVESCO V.I. EQV International Equity Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
INVESCO V.I. EQV International Equity Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
INVESCO V.I. EQV International Equity Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
INVESCO V.I. EQV International Equity Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
INVESCO V.I. EQV International Equity Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
INVESCO V.I. EQV International Equity Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INVESCO V.I. EQV International Equity Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
INVESCO V.I. EQV International Equity Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INVESCO V.I. EQV International Equity Fund Series II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Global Core Equity Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
Invesco V.I. Global Core Equity Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Invesco V.I. Global Core Equity Fund Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Invesco V.I. Global Core Equity Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Invesco V.I. Global Core Equity Fund Series I | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Invesco V.I. Global Core Equity Fund Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Invesco V.I. Global Core Equity Fund Series I | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Invesco V.I. Global Core Equity Fund Series I | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Invesco V.I. Global Core Equity Fund Series I | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Invesco V.I. Global Core Equity Fund Series I | Old Dominion Freight Line, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Invesco V.I. Global Core Equity Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Core Equity Fund Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Invesco V.I. Global Core Equity Fund Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Global Core Equity Fund Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Global Core Equity Fund Series I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Global Core Equity Fund Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Core Equity Fund Series I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Global Core Equity Fund Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Global Core Equity Fund Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Global Core Equity Fund Series I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Global Core Equity Fund Series I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Global Core Equity Fund Series I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Old Dominion Freight Line, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.70%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
INVESCO V.I. GLOBAL CORE EQUITY FUND Series II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Global Fund Series I | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Invesco V.I. Global Fund Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Invesco V.I. Global Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
Invesco V.I. Global Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Invesco V.I. Global Fund Series I | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Global Fund Series I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Invesco V.I. Global Fund Series I | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Invesco V.I. Global Fund Series I | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Invesco V.I. Global Fund Series I | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Invesco V.I. Global Fund Series I | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Invesco V.I. Global Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Invesco V.I. Global Fund Series I | Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Global Fund Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Invesco V.I. Global Fund Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Fund Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Fund Series I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco V.I. Global Fund Series I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Invesco V.I. Global Fund Series I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Global Fund Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Fund Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Fund Series I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Global Fund Series II | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Invesco V.I. Global Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Invesco V.I. Global Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
Invesco V.I. Global Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Invesco V.I. Global Fund Series II | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Global Fund Series II | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Invesco V.I. Global Fund Series II | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Invesco V.I. Global Fund Series II | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Invesco V.I. Global Fund Series II | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Invesco V.I. Global Fund Series II | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Invesco V.I. Global Fund Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.85%
Invesco V.I. Global Fund Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Invesco V.I. Global Fund Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco V.I. Global Fund Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Invesco V.I. Global Fund Series II | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Invesco V.I. Global Fund Series II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Invesco V.I. Global Fund Series II | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Invesco V.I. Global Fund Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Invesco V.I. Global Fund Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Invesco V.I. Global Fund Series II | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Global Fund Series II | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Invesco V.I. Global Fund Series II | Money Market Fund Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
Invesco V.I. Global Real Estate Fund Series I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Invesco V.I. Global Real Estate Fund Series I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Invesco V.I. Global Real Estate Fund Series I | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Invesco V.I. Global Real Estate Fund Series I | Rexford Industrial Realty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Invesco V.I. Global Real Estate Fund Series I | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Invesco V.I. Global Real Estate Fund Series I | Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Invesco V.I. Global Real Estate Fund Series I | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Invesco V.I. Global Real Estate Fund Series I | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Invesco V.I. Global Real Estate Fund Series I | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Invesco V.I. Global Real Estate Fund Series I | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Invesco V.I. Global Real Estate Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Global Real Estate Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Global Real Estate Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Global Real Estate Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Global Real Estate Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Invesco V.I. Global Real Estate Fund Series II | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Invesco V.I. Global Real Estate Fund Series II | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Invesco V.I. Global Real Estate Fund Series II | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Invesco V.I. Global Real Estate Fund Series II | Rexford Industrial Realty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Invesco V.I. Global Real Estate Fund Series II | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Invesco V.I. Global Real Estate Fund Series II | Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Invesco V.I. Global Real Estate Fund Series II | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Invesco V.I. Global Real Estate Fund Series II | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Invesco V.I. Global Real Estate Fund Series II | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Invesco V.I. Global Real Estate Fund Series II | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Invesco V.I. Global Real Estate Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Invesco V.I. Global Real Estate Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Invesco V.I. Global Real Estate Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Invesco V.I. Global Real Estate Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Global Real Estate Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Invesco V.I. Global Strategic Income Fund (Series I) | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Invesco V.I. Global Strategic Income Fund (Series I) | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Global Strategic Income Fund (Series I) | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Invesco V.I. Global Strategic Income Fund (Series I) | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.27%
Invesco V.I. Global Strategic Income Fund (Series I) | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
Invesco V.I. Global Strategic Income Fund (Series I) | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
Invesco V.I. Global Strategic Income Fund (Series I) | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Invesco V.I. Global Strategic Income Fund (Series I) | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
Invesco V.I. Global Strategic Income Fund (Series I) | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Invesco V.I. Global Strategic Income Fund (Series I) | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Invesco V.I. Global Strategic Income Fund (Series II) | US Treasury Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Strategic Income Fund (Series II) | Security Types Each Less Than 1% of Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Global Strategic Income Fund (Series II) | Money Market Funds Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Strategic Income Fund (Series II) | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Invesco V.I. Global Strategic Income Fund (Series II) | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Global Strategic Income Fund (Series II) | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Invesco V.I. Global Strategic Income Fund (Series II) | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Global Strategic Income Fund (Series II) | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco V.I. Global Strategic Income Fund (Series II) | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Global Strategic Income Fund (Series II) | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Government Money Market Fund (Series I) | One to Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Invesco V.I. Government Money Market Fund (Series I) | Thirtyone to Sixty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Government Money Market Fund (Series I) | Sixtyone to Ninety [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Government Money Market Fund (Series I) | Ninety to One hundred Eighty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Government Money Market Fund (Series I) | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Government Money Market Fund (Series II) | One to Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Invesco V.I. Government Money Market Fund (Series II) | Thirtyone to Sixty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Government Money Market Fund (Series II) | Sixtyone to Ninety [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Government Money Market Fund (Series II) | Ninety to One hundred Eighty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Government Money Market Fund (Series II) | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Government Securities Fund Series I | US Treasury Security [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Invesco V.I. Government Securities Fund Series I | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Invesco V.I. Government Securities Fund Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
Invesco V.I. Government Securities Fund Series I | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Invesco V.I. Government Securities Fund Series I | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Invesco V.I. Government Securities Fund Series I | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco V.I. Government Securities Fund Series I | Security types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Invesco V.I. Government Securities Fund Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Invesco V.I. Government Securities Fund Series II | US Treasury Security [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Invesco V.I. Government Securities Fund Series II | AssetBacked Security [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Invesco V.I. Government Securities Fund Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
Invesco V.I. Government Securities Fund Series II | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Invesco V.I. Government Securities Fund Series II | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Invesco V.I. Government Securities Fund Series II | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco V.I. Government Securities Fund Series II | Security types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Invesco V.I. Government Securities Fund Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Invesco V.I. Growth and Income Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Invesco V.I. Growth and Income Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Growth and Income Fund Series I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Invesco V.I. Growth and Income Fund Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Growth and Income Fund Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Invesco V.I. Growth and Income Fund Series I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Invesco V.I. Growth and Income Fund Series I | Parker Hannifin Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Invesco V.I. Growth and Income Fund Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Invesco V.I. Growth and Income Fund Series I | CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Invesco V.I. Growth and Income Fund Series I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Invesco V.I. Growth and Income Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Growth and Income Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Growth and Income Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Growth and Income Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Growth and Income Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Growth and Income Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Invesco V.I. Growth and Income Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Growth and Income Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Growth and Income Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Growth and Income Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Growth and Income Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Growth and Income Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Invesco V.I. Growth and Income Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Growth and Income Fund Series II | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Invesco V.I. Growth and Income Fund Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Growth and Income Fund Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Invesco V.I. Growth and Income Fund Series II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Invesco V.I. Growth and Income Fund Series II | Parker Hannifin Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Invesco V.I. Growth and Income Fund Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Invesco V.I. Growth and Income Fund Series II | CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Invesco V.I. Growth and Income Fund Series II | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Invesco V.I. Growth and Income Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Growth and Income Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Growth and Income Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Growth and Income Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Growth and Income Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Growth and Income Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Invesco V.I. Growth and Income Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Growth and Income Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Growth and Income Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Growth and Income Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Growth and Income Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Health Care Fund Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%	[2]
Invesco V.I. Health Care Fund Series I | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[2]
Invesco V.I. Health Care Fund Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[2]
Invesco V.I. Health Care Fund Series I | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[2]
Invesco V.I. Health Care Fund Series I | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[2]
Invesco V.I. Health Care Fund Series I | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[2]
Invesco V.I. Health Care Fund Series I | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[2]
Invesco V.I. Health Care Fund Series I | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[2]
Invesco V.I. Health Care Fund Series I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[2]
Invesco V.I. Health Care Fund Series I | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[2]
Invesco V.I. Health Care Fund Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Invesco V.I. Health Care Fund Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Health Care Fund Series I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Health Care Fund Series I | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Invesco V.I. Health Care Fund Series I | Money Market Fund Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Invesco V.I. Health Care Fund Series I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Health Care Fund Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%	[2]
Invesco V.I. Health Care Fund Series II | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[2]
Invesco V.I. Health Care Fund Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[2]
Invesco V.I. Health Care Fund Series II | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[2]
Invesco V.I. Health Care Fund Series II | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[2]
Invesco V.I. Health Care Fund Series II | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[2]
Invesco V.I. Health Care Fund Series II | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[2]
Invesco V.I. Health Care Fund Series II | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[2]
Invesco V.I. Health Care Fund Series II | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[2]
Invesco V.I. Health Care Fund Series II | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[2]
Invesco V.I. Health Care Fund Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Invesco V.I. Health Care Fund Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Health Care Fund Series II | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Health Care Fund Series II | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Invesco V.I. Health Care Fund Series II | Money Market Fund Plus Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Invesco V.I. Health Care Fund Series II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. High Yield Fund Series I | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[2]
Invesco V.I. High Yield Fund Series I | Mativ Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[2]
Invesco V.I. High Yield Fund Series I | Allison Transmission, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[2]
Invesco V.I. High Yield Fund Series I | Carriage Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[2]
Invesco V.I. High Yield Fund Series I | American Airlines, Inc./AAdvantage Loyalty IP Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[2]
Invesco V.I. High Yield Fund Series I | Aethon United BR L.P./Aethon United Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
Invesco V.I. High Yield Fund Series I | Vistra Operations Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[2]
Invesco V.I. High Yield Fund Series I | Aircastle Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[2]
Invesco V.I. High Yield Fund Series I | EMRLD Borrower L.P./Emerald Co-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[2]
Invesco V.I. High Yield Fund Series I | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
Invesco V.I. High Yield Fund Series I | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
Invesco V.I. High Yield Fund Series I | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%	[5]
Invesco V.I. High Yield Fund Series I | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[5]
Invesco V.I. High Yield Fund Series I | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
Invesco V.I. High Yield Fund Series I | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
Invesco V.I. High Yield Fund Series I | Non-Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
Invesco V.I. High Yield Fund Series II | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[2]
Invesco V.I. High Yield Fund Series II | Mativ Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[2]
Invesco V.I. High Yield Fund Series II | Allison Transmission, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[2]
Invesco V.I. High Yield Fund Series II | Carriage Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[2]
Invesco V.I. High Yield Fund Series II | American Airlines, Inc./AAdvantage Loyalty IP Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[2]
Invesco V.I. High Yield Fund Series II | Aethon United BR L.P./Aethon United Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
Invesco V.I. High Yield Fund Series II | Vistra Operations Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[2]
Invesco V.I. High Yield Fund Series II | Aircastle Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[2]
Invesco V.I. High Yield Fund Series II | EMRLD Borrower L.P./Emerald Co-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[2]
Invesco V.I. High Yield Fund Series II | Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
Invesco V.I. High Yield Fund Series II | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
Invesco V.I. High Yield Fund Series II | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%	[5]
Invesco V.I. High Yield Fund Series II | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[5]
Invesco V.I. High Yield Fund Series II | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
Invesco V.I. High Yield Fund Series II | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
Invesco V.I. High Yield Fund Series II | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
Invesco V.I. Main Street Fund® Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Invesco V.I. Main Street Fund® Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Invesco V.I. Main Street Fund® Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Invesco V.I. Main Street Fund® Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Invesco V.I. Main Street Fund® Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Invesco V.I. Main Street Fund® Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Invesco V.I. Main Street Fund® Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Invesco V.I. Main Street Fund® Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco V.I. Main Street Fund® Series I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Main Street Fund® Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Invesco V.I. Main Street Fund® Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Main Street Fund® Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Fund® Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. Main Street Fund® Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Invesco V.I. Main Street Fund® Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Invesco V.I. Main Street Fund® Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Main Street Fund® Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Main Street Fund® Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Main Street Fund® Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Invesco V.I. Main Street Fund® Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Main Street Fund® Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Main Street Fund® Series I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco V.I. Main Street Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Invesco V.I. Main Street Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Invesco V.I. Main Street Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Invesco V.I. Main Street Fund Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Invesco V.I. Main Street Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Invesco V.I. Main Street Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Invesco V.I. Main Street Fund Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Invesco V.I. Main Street Fund Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco V.I. Main Street Fund Series II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Main Street Fund Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Invesco V.I. Main Street Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Main Street Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. Main Street Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Invesco V.I. Main Street Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco V.I. Main Street Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Invesco V.I. Main Street Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Main Street Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Main Street Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Main Street Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Invesco V.I. Main Street Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Main Street Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Main Street Mid Cap Fund Series I | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[2]
Invesco V.I. Main Street Mid Cap Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.06%
Invesco V.I. Main Street Mid Cap Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Main Street Mid Cap Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Main Street Mid Cap Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco V.I. Main Street Mid Cap Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Invesco V.I. Main Street Mid Cap Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Invesco V.I. Main Street Mid Cap Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Invesco V.I. Main Street Mid Cap Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Invesco V.I. Main Street Mid Cap Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Invesco V.I. Main Street Mid Cap Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Main Street Mid Cap Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Invesco V.I. Main Street Mid Cap Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Invesco V.I. Main Street Mid Cap Fund Series II | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[2]
Invesco V.I. Main Street Mid Cap Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.06%
Invesco V.I. Main Street Mid Cap Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Main Street Mid Cap Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Main Street Mid Cap Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco V.I. Main Street Mid Cap Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Invesco V.I. Main Street Mid Cap Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Invesco V.I. Main Street Mid Cap Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Invesco V.I. Main Street Mid Cap Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Invesco V.I. Main Street Mid Cap Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Invesco V.I. Main Street Mid Cap Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Main Street Mid Cap Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Invesco V.I. Main Street Mid Cap Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Invesco V.I. Main Street Small Cap Fund® Series I | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Main Street Small Cap Fund® Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Invesco V.I. Main Street Small Cap Fund® Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Main Street Small Cap Fund® Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco V.I. Main Street Small Cap Fund® Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Main Street Small Cap Fund® Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Main Street Small Cap Fund® Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco V.I. Main Street Small Cap Fund® Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Main Street Small Cap Fund® Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Main Street Small Cap Fund® Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Small Cap Fund® Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco V.I. Main Street Small Cap Fund® Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Small Cap Fund® Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Main Street Small Cap Fund® Series II | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Main Street Small Cap Fund® Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Invesco V.I. Main Street Small Cap Fund® Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Main Street Small Cap Fund® Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco V.I. Main Street Small Cap Fund® Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Main Street Small Cap Fund® Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Main Street Small Cap Fund® Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco V.I. Main Street Small Cap Fund® Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Main Street Small Cap Fund® Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Main Street Small Cap Fund® Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Small Cap Fund® Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco V.I. Main Street Small Cap Fund® Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Small Cap Fund® Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
Invesco® V.I. S&P 500 Buffer Fund - December Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco® V.I. S&P 500 Buffer Fund - December Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
Invesco® V.I. S&P 500 Buffer Fund - December Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco® V.I. S&P 500 Buffer Fund - December Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
Invesco® V.I. S&P 500 Buffer Fund – June Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Invesco® V.I. S&P 500 Buffer Fund – June Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	94.30%
Invesco® V.I. S&P 500 Buffer Fund – June Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Invesco® V.I. S&P 500 Buffer Fund – June Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	94.30%
Invesco® V.I. S&P 500 Buffer Fund - March Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Invesco® V.I. S&P 500 Buffer Fund - March Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
Invesco® V.I. S&P 500 Buffer Fund - March Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Invesco® V.I. S&P 500 Buffer Fund - March Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
Invesco® V.I. S&P 500 Buffer Fund - September Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Invesco® V.I. S&P 500 Buffer Fund - September Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
Invesco® V.I. S&P 500 Buffer Fund - September Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco® V.I. S&P 500 Buffer Fund - September Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
Invesco V.I. Small Cap Equity Fund Series I | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Small Cap Equity Fund Series I | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[2]
Invesco V.I. Small Cap Equity Fund Series I | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Invesco V.I. Small Cap Equity Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Invesco V.I. Small Cap Equity Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. Small Cap Equity Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Small Cap Equity Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Invesco V.I. Small Cap Equity Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Small Cap Equity Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Small Cap Equity Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Small Cap Equity Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Small Cap Equity Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Small Cap Equity Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Small Cap Equity Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Small Cap Equity Fund Series II | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
Invesco V.I. Small Cap Equity Fund Series II | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[2]
Invesco V.I. Small Cap Equity Fund Series II | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Invesco V.I. Small Cap Equity Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Invesco V.I. Small Cap Equity Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. Small Cap Equity Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Small Cap Equity Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Invesco V.I. Small Cap Equity Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Small Cap Equity Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Small Cap Equity Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Small Cap Equity Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Small Cap Equity Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Small Cap Equity Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Small Cap Equity Fund Series II | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Technology Fund Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Invesco V.I. Technology Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Invesco V.I. Technology Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Invesco V.I. Technology Fund Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
Invesco V.I. Technology Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Invesco V.I. Technology Fund Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Invesco V.I. Technology Fund Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Invesco V.I. Technology Fund Series I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Invesco V.I. Technology Fund Series I | ASML Holding N.V., New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Invesco V.I. Technology Fund Series I | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Invesco V.I. Technology Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Technology Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Technology Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Technology Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Invesco V.I. Technology Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Technology Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Technology Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Technology Fund Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Invesco V.I. Technology Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Invesco V.I. Technology Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Invesco V.I. Technology Fund Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
Invesco V.I. Technology Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Invesco V.I. Technology Fund Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Invesco V.I. Technology Fund Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Invesco V.I. Technology Fund Series II | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Invesco V.I. Technology Fund Series II | ASML Holding N.V., New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Invesco V.I. Technology Fund Series II | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Invesco V.I. Technology Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Technology Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Technology Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Technology Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Invesco V.I. Technology Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Technology Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Technology Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. U.S. Government Money Portfolio Series I | One to Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Invesco V.I. U.S. Government Money Portfolio Series I | Thirtyone to Sixty [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. U.S. Government Money Portfolio Series I | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. U.S. Government Money Portfolio Series I | Eight to Thirty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. U.S. Government Money Portfolio Series I | Ninetyone to One Hundred Eighty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. U.S. Government Money Portfolio Series II | One to Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Invesco V.I. U.S. Government Money Portfolio Series II | Thirtyone to Sixty [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. U.S. Government Money Portfolio Series II | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. U.S. Government Money Portfolio Series II | Eight to Thirty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. U.S. Government Money Portfolio Series II | Ninetyone to One Hundred Eighty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%

[1]	Excludes money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[4]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[5]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.